Post-Employment Benefits - Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation (Detail)	Oct. 31, 2025	Oct. 31, 2024
Disclosure of defined benefit plans [line items]
Discount rate	4.88%	5.61%
Pension plan [member]
Disclosure of defined benefit plans [line items]
Rate of compensation increase	2.50%	2.50%
Pension plan [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	4.80%
Other post employment benefit plans [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.70%	4.80%